Income Tax - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax [line items]
Current tax liability	£ 32	£ 32	£ 43	£ 125
Current Tax Provisions	27	27	28	104
Remining current tax provisions	26	26
Noncurrent Tax Receivable	£ 41	41
Tax Effect Of Potential State Aid Exposure And Disallowance of Intra Group Charges		63
UK [member] | Pillar Two Income Taxes [member] | After First Of January Two Thousand And Twenty Four [member]
Income tax [line items]
Income tax rate as per applicable statute	15.00%
2019 tax year [member]
Income tax [line items]
Current Tax Provisions						£ 12
2020 tax year [member]
Income tax [line items]
Current Tax Provisions					£ 4
2021 tax year [member]
Income tax [line items]
Current Tax Provisions				£ 4
2022 tax year [member]
Income tax [line items]
Current Tax Provisions			£ 3
2023 tax year [member]
Income tax [line items]
Current Tax Provisions	£ 3	3
Two Thousand Seventeen And Earlier Tax Year [Member]
Income tax [line items]
Income Tax Examination, Amount under Examination		£ 1